Shareholder Report, Average Annual Return (Details) ITGM_MassMutual Core Bond Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	4.36%	0.58%	2.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%